Employee Benefit Plans Weighted Average Discount Rate Used to Determine the Net Periodic Postretirement Benefit Costs (Details) - Other Postretirement Benefit Plan	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net periodic postretirement benefit costs	3.25%	4.00%	3.50%
Accumulated postretirement benefit obligations	3.50%	3.25%	4.00%